Share-Based Compensation (Details) - Schedule of Stock Option Activity - Stock Options [Member] - USD ($)			9 Months Ended	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023	Sep. 30, 2024	Dec. 31, 2023
Schedule of Stock Option Activity [Line Items]
Number of Options, Ending Balance	1,213,957	931,934	942,067	1,213,957
Weighted Average Exercise Price, Ending Balance	$ 4.43	$ 5.88	$ 4.27	$ 4.43
Weighted Average Remaining Contractual Term,Ending Balance	8 years 8 months 12 days	8 years 10 months 28 days	7 years 11 months 12 days	8 years 8 months 12 days
Aggregate Intrinsic Value, Ending Balance		$ 203,295
Number of Options, Exercisable	707,435		713,559	707,435
Weighted Average Exercise Price, Exercisable	$ 5.32		$ 4.7	$ 5.32
Weighted Average Remaining Contractual Term, Exercisable			7 years 9 months 21 days	8 years 5 months 4 days
Aggregate Intrinsic Value, Exercisable
Number of Options, Granted				717,250
Weighted Average Exercise Price, Granted				$ 2.56
Number of Options, Forfeited/Cancelled			(271,890)	(385,394)
Weighted Average Exercise Price, Forfeited/Cancelled			$ 4.97	$ 4.99
Number of Options, Exercised				49,833
Weighted Average Exercise Price, Exercised				$ 0.01